Basis of Preparation and Nature of Operations	12 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation and Nature of Operations
d herein have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of such information. All such adjustments are of a normal recurring nature. Although the Company believes that the disclosures are adequate to make the information presented not misleading, certain information and footnote disclosures, including a description of significant accounting policies normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Certain prior period amounts have been reclassified or combined to conform to the current year presentation.
Fiscal Year End
The Company’s fiscal year ends on September 30 and the quarters end on the last calendar day of the months of December, March and June. The Company’s significant subsidiary, Spectrum Brands’ fiscal year ends September 30 and its interim fiscal quarters end every thirteenth Sunday, except for its first fiscal quarter which may end on the fourteenth Sunday following September 30. The Company does not adjust for the difference in fiscal periods between Spectrum Brands and itself, as such difference would be less than 93 days, pursuant to Regulation S-X Rule 3A-02. References herein to Fiscal 2017, 2016 and 2015 refer to the fiscal years ended September 30, 2017, 2016 and 2015, respectively.
Consumer Products Segment
The Consumer Products segment represents the Company’s 59.6% controlling interest in Spectrum Brands. Through its operating subsidiaries, Spectrum Brands is a diversified global branded consumer products company with positions in multiple product lines and categories: global pet supplies, home and garden control products, hardware and home improvement products and global auto care.
Subsequent to Fiscal 2017, effective December 29, 2017, Spectrum Brands’ Board of Directors approved a plan to explore strategic alternatives, including the planned sale of Spectrum Brands’ Global Batteries & Appliances (“GBA”) segment. Spectrum Brands expects a sale to be realized by December 31, 2018. See Note 5, Divestitures, regarding Spectrum Brands’ agreement to sell its Global Batteries and Lighting (“GBL”) business and its plans to sell its Home and Personal Care (“HPC”) business. The Company reports a business as held for sale when the criteria of Accounting Standard Codification (“ASC”) Topic 360, Property, Plant and Equipment (“ASC 360”) are met. The Company believes ASC 360’s criteria for the GBA business have been met as of December 31, 2017. As a result, Spectrum Brands’ assets and liabilities associated with the GBA business have been classified as held for sale in the accompanying Consolidated Balance Sheets and the respective operations of the GBA business have been classified as discontinued operations in the accompanying Consolidated Statements of Operations and Consolidated Statements of Cash Flows; and reported separately for all periods presented. See Note 2, Significant Accounting Policies and Practices and Recent Accounting Pronouncements- Assets Held for Sale and Discontinued Operations. See Note 5, Divestitures for more information on the assets and liabilities classified as held for sale and discontinued operations. See Note 23, Segment and Geographic Data for more information pertaining to segments of continuing operations. Accordingly, the notes to the consolidated financial statements have been updated to exclude information pertaining to discontinued operations and reflect the only continuing operations of the Company, which includes updates to Note 1, Basis of Presentation and Nature of Operations, Note 2, Significant Accounting Policies and Practices and Recent Accounting Pronouncements, Note 4, Restructuring and Related Charges, Note 5, Divestitures, Note 7, Fair Value of Financial Instruments, Note 8, Receivables, net, Note 9, Inventories, net, Note 10, Property, Plant and Equipment, net, Note 11, Goodwill and Intangibles, net, Note 13, Debt, Note 14, Leases, Note 15, Derivative Financial Instruments, Note 17, Employee Benefit Obligations, Note 18, Income Taxes, Note 20, Stock-based Compensation, Note 21, Commitments and Contingencies, Note 23, Segment and Geographic Data, Note 24, Earnings per Share, Note 25, Consolidating Financial Information, and Note 27, Quarterly Results (Unaudited).
During Fiscal 2017, Spectrum Brands completed the acquisitions of (i) Petmatrix LLC (“Petmatrix”), a manufacturer and marketer of rawhide-free dog chews, for a purchase price of $255.2, (ii) GloFish branded operations (“GloFish”), which primarily consist of the development and licensing of fluorescent fish for sale through mass retail and online channels, for a purchase price of $49.7, and (iii) the remaining 44.0% non-controlling interest of Shaser, Inc. (“Shaser”) for a purchase price of $12.6. See Note 3, Acquisitions.
Corporate and Other Segment
In connection with the Transition Agreement, dated as of November 17, 2016, by and between HRG and Omar Asali, Mr. Asali’s employment as the President and Chief Executive Officer of HRG, as well as his service on the board of directors of the Company and its subsidiaries, ceased, effective as of April 14, 2017. On April 14, 2017, Mr. Joseph S. Steinberg, the Chairman of the Board of Directors of the Company, was appointed to the additional position of Chief Executive Officer of the Company.
On March 22, 2017, the Company appointed Mr. Ehsan Zargar, our General Counsel and Corporate Secretary, to the additional positions of Executive Vice President and Chief Operating Officer of the Company effective as of January 1, 2017.
Also, on November 28, 2016, the Company and David Maura, Managing Director and Executive Vice President of Investments of the Company, entered into a Separation and Release Agreement pursuant to which Mr. Maura resigned his employment with the Company, but will continue to serve as the Executive Chairman of Spectrum Brands and its subsidiaries and as a member of the Company’s Board of Directors.
In addition, as previously announced in November 2016, HRG’s Board of Directors initiated a process to review and evaluate strategic alternatives, which may include, but are not limited to, a merger, sale or other business combination involving HRG and/or its assets. HRG has not set a definitive schedule to complete its review of strategic alternatives and it does not intend to provide any further updates until such time as it determines in its sole discretion or as required by law. There can be no assurance that any such process will result in a transaction, or if a transaction is undertaken, as to its terms or timing. The strategic review process may be suspended or terminated at any time without notice.
Insurance Operations
Through its wholly-owned subsidiaries, Fidelity & Guaranty Life Insurance Company (“FGL Insurance”) and Fidelity & Guaranty Life Insurance Company of New York, FGL is a provider of various types of fixed annuities and life insurance products in the U.S.
Through Bermuda and Cayman-based subsidiaries, Front Street Re Ltd. (“Front Street Bermuda”) and Front Street Re (Cayman) Ltd. (“Front Street Cayman”), Front Street engages in the business of life, annuity and long-term care reinsurance.
On November 8, 2015, Anbang Insurance Group Co., Ltd. and its affiliates (collectively, “Anbang”) entered into an Agreement and Plan of Merger (the “Anbang/FGL Merger Agreement”) to acquire FGL for $26.80 per share. On April 17, 2017, FGL terminated the Anbang/FGL Merger Agreement. Prior to its termination, the Anbang/FGL Merger Agreement was amended on November 3, 2016 and on February 9, 2017, each time to extend the outside termination date. As a result of the termination of the Anbang/FGL Merger Agreement, FGL had no remaining obligations thereunder.
On May 24, 2017, FGL entered into an Agreement and Plan of Merger (the “FGL Merger Agreement”) with CF Corporation (“CF Corp”), FGL U.S. Holdings Inc., an indirect wholly owned subsidiary of CF Corp (“CF/FGL US”), and FGL Merger Sub Inc., a direct wholly owned subsidiary of CF/FGL US, pursuant to which CF Corp has agreed to acquire FGL for $31.10 per share (the “FGL Merger”).
Pursuant to the FGL Merger Agreement, the consummation of the FGL Merger is subject to the satisfaction or waiver of the following closing conditions, which have been satisfied: (i) on June 16, 2017, the Federal Trade Commission granted early termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (ii) on August 8, 2017, CF Corp held an extraordinary general meeting in lieu of an annual general meeting of shareholders, at which CF Corp’s shareholders approved, among other items, all of the proposals relating to the FGL Merger Agreement and the FGL Merger; (iii) on August 14, 2017, FGL filed with the SEC and mailed to its stockholders a definitive information statement in connection with the FGL Merger; (iv) on August 24, 2017, the Vermont Department of Financial Regulation granted its required regulatory approval relating to the FGL Merger; and (v) on November 8, 2017, the New York Department of Financial Services granted its required regulatory approval relating to the FGL Merger. In addition, the consummation of the FGL Merger is also subject to satisfaction or waiver of other closing conditions, including the receipt of regulatory approvals from the Iowa Insurance Division (“IID”) and the absence of any law or order enacted, issued or enforced that is in effect and that prevents or prohibits the consummation of the FGL Merger. With respect to the regulatory approvals from the IID, on November 7, 2017, the IID held a public hearing to consider whether the proposed acquisition of control of Fidelity & Guaranty Life Insurance Company complies with the standards set forth under applicable Iowa insurance laws.
FGL expects to be in a position to close the FGL Merger before the end of calendar year 2017; however, the closing of the FGL Merger and the timing thereof is subject to the IID’s regulatory review and approval process, the results of which cannot be assured. In the event the FGL Merger Agreement is terminated, under certain circumstances, FGL may be required to pay a termination fee to CF Corp in an aggregate amount of $50.0.
In a separate transaction, on May 24, 2017, Front Street entered into a Share Purchase Agreement (the “Front Street Purchase Agreement”) pursuant to which, subject to the terms and conditions set forth therein, Front Street has agreed to sell (the “Front Street Sale”) to CF/FGL US all of the issued and outstanding shares of (i) Front Street Cayman and (ii) Front Street Bermuda (collectively, the “Acquired Companies”). The purchase price is $65.0, subject to customary adjustments for transaction expenses. The definitive documentation contains customary representations, warranties and indemnification obligations. In addition, at the closing of the Front Street Sale, $6.5 of the purchase price will be deposited in escrow for a period of 15 months (as extended to satisfy pending claims at such time) to support certain indemnification obligations of Front Street to CF/FGL US. The required regulatory approvals in connection with the transaction have been received and the closing of the transaction is expected to take place before the end of calendar year 2017, subject to the satisfaction of other customary closing conditions, including the consummation of the FGL Merger. The closing of the FGL Merger is not conditioned upon the closing of the Front Street Sale. Prior to the execution of the Front Street Purchase Agreement, the operations of Front Street were reported in the Company’s Insurance segment.
In addition, on May 24, 2017, HRG, FS Holdco II Ltd. (“FS Holdco”), CF Corp and CF/FGL US entered into an agreement (the “338 Agreement”) pursuant to which CF/FGL US agreed that FS Holdco may, at its option, cause CF/FGL US and FS Holdco to make a joint election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended, with respect to the FGL Merger and the deemed share purchases of FGL’s subsidiaries (the “338 Tax Election”). Pursuant to the 338 Agreement, if FS Holdco elects to make the 338 Tax Election, it will be required to pay CF/FGL US $30.0, plus additional specified amounts, in excess of $6.0, determined by reference to FGL’s incremental current tax costs attributable to the 338 Tax Election, if any, and CF/FGL US will be required to pay FS Holdco additional specified amounts, in excess of $6.0, determined by reference to FGL’s incremental current tax savings attributable to the 338 Tax Election, if any. As of the date hereof, the Company expects to exercise the 338 Tax Election. As of September 30, 2017, HRG had approximately $1,840.2 of gross U.S. net operating loss (“NOL”) and capital loss carryforwards - also see Note 18, Income Taxes. If the 338 Tax Election is made, HRG expects to retain such federal NOL and capital loss carryforwards following the sale of its stock in the FGL Merger. If the Company exercises the 338 Tax Election, at September 30, 2017, the Company estimated to receive a $9.6 net payment from CF Corp to HRG, which was reflected in the estimated fair value, less cost to sell of FGL as of September 30, 2017. Nonetheless, there can be no assurance that the Company will receive the expected benefits of such election. In addition, the estimated payment described herein is preliminary and subject to change, and will not be definitively determined until the FGL Merger is closed and the 338 Tax Election is made and the parties to the 338 Agreement complete their review of the election in accordance with the terms of the 338 Agreement. Also, see Note 2, Significant Accounting Policies and Practices and Recent Accounting Pronouncements, “Use of Estimates” section.